Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 226,045	$ 192,683
Accounts receivable	11,577	5,883
Other	12,102	3,265
Total current assets	249,724	201,831
Non-current assets
Mineral stream interests	5,905,797	5,488,391
Early deposit mineral stream interests	34,741	33,241
Mineral royalty interest	6,606	3,047
Long-term equity investments	61,477	199,878
Convertible notes receivable	17,086	11,353
Property, plant and equipment	5,509	6,289
Other	15,211	13,242
Total non-current assets	6,046,427	5,755,441
Total assets	6,296,151	5,957,272
Current liabilities
Accounts payable and accrued liabilities	13,935	13,023
Current portion of performance share units	14,807	17,297
Current portion of lease liabilities	813	773
Other	136	76
Total current liabilities	29,691	31,169
Non-current liabilities
Bank debt	0	195,000
Lease liabilities	2,060	2,864
Deferred income taxes	100	214
Performance share units	11,498	11,784
Pension liability	2,685	1,670
Total non-current liabilities	16,343	211,532
Total liabilities	46,034	242,701
Shareholders' equity
Issued capital	3,698,998	3,646,291
Reserves	47,036	126,882
Retained earnings	2,504,083	1,941,398
Total shareholders' equity	6,250,117	5,714,571
Total liabilities and shareholders' equity	$ 6,296,151	$ 5,957,272